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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 4/30
Date of reporting period: 07/31/11
*Funds included are: Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Technology Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund.

Item 1. Schedule of Investments.

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	I-ENE-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.27%
Coal & Consumable Fuels—4.77%
Arch Coal, Inc.	584,624	$14,966,375
Peabody Energy Corp.	1,402,454	80,599,031

		95,565,406

Integrated Oil & Gas—16.51%
BG Group PLC (United Kingdom)	836,458	19,678,059
Chevron Corp.	592,128	61,593,155
Exxon Mobil Corp.	1,161,153	92,648,398
Hess Corp.	239,966	16,452,069
Occidental Petroleum Corp.	940,635	92,351,544
Suncor Energy, Inc. (Canada)	837,474	32,008,256
Total S.A. -ADR (France)	297,903	16,107,615

		330,839,096

Oil & Gas Drilling—10.73%
Atwood Oceanics, Inc. (b)	449,036	20,969,981
Ensco PLC -ADR (United Kingdom)	1,234,833	65,754,857
Helmerich & Payne, Inc.	815,044	56,278,788
Patterson-UTI Energy, Inc.	748,392	24,345,192
Rowan Cos., Inc. (b)	488,199	19,122,755
Seadrill Ltd. (Bermuda) (c)	825,532	28,695,493

		215,167,066

Oil & Gas Equipment & Services—42.57%
Baker Hughes Inc.	1,476,062	114,217,677
Cameron International Corp. (b)	1,816,648	101,623,289
Complete Production Services, Inc. (b)	465,654	18,104,627
Dresser-Rand Group, Inc. (b)	536,745	28,672,918
Dril-Quip, Inc. (b)	213,456	15,050,783
FMC Technologies, Inc. (b)	348,253	15,880,337
Halliburton Co.	2,335,753	127,835,762
Key Energy Services, Inc. (b)	814,840	15,881,232
National Oilwell Varco Inc.	1,539,294	124,020,918
Oceaneering International, Inc.	479,878	20,730,730
Petroleum Geo-Services A.S.A. (Norway) (b)	1,215,856	19,647,924
Schlumberger Ltd.	1,347,241	121,750,169
Superior Energy Services, Inc. (b)	529,848	21,983,393
Weatherford International Ltd. (b)	4,915,683	107,751,771

		853,151,530

Oil & Gas Exploration & Production—23.30%
Anadarko Petroleum Corp.	1,225,474	101,175,133
Apache Corp.	789,807	97,714,922
Canadian Natural Resources Ltd. (Canada)	457,994	18,496,188
CNOOC Ltd. (China)	4,077,000	9,082,689
Continental Resources, Inc. (b)(c)	161,334	11,065,899
EOG Resources, Inc.	347,885	35,484,270
Kosmos Energy LLC. (b)	1,121,218	17,031,301
Marathon Oil Corp.	839,979	26,014,150
MEG Energy Corp. (Canada) (b)	228,558	12,311,938
Newfield Exploration Co. (b)	559,540	37,724,187
Noble Energy, Inc.	218,747	21,804,701
Plains Exploration & Production Co. (b)	255,471	9,965,924
Range Resources Corp.	191,868	12,502,119
Southwestern Energy Co. (b)	650,349	28,979,551
Tullow Oil PLC (United Kingdom)	565,526	11,333,386
Whiting Petroleum Corp. (b)	279,828	16,397,921

		467,084,279

Oil & Gas Refining & Marketing—1.39%
Marathon Petroleum Corp.	419,989	18,391,319
Valero Energy Corp.	377,093	9,472,576

		27,863,895

Total Common Stocks & Other Equity Interests (Cost $1,437,265,967)		1,989,671,272

Money Market Funds—0.92%
Liquid Assets Portfolio — Institutional Class (d)	9,280,694	9,280,694
Premier Portfolio — Institutional Class (d)	9,280,693	9,280,693

Total Money Market Funds (Cost $18,561,387)		18,561,387

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.19% (Cost $1,455,827,354)		2,008,232,659

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.16%
Liquid Assets Portfolio — Institutional Class (Cost $23,213,703) (d)(e)	23,213,703	23,213,703

TOTAL INVESTMENTS—101.35% (Cost $1,479,041,057)		2,031,446,362

OTHER ASSETS LESS LIABILITIES—1.35%		(27,124,600)

NET ASSETS—100.00%		$2,004,321,762

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Energy Fund

A.	Security Valuations—(Continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis.
Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Energy Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Energy Fund

          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,971,704,304	$59,742,058	$—	$2,031,446,362

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $179,673,598 and $245,813,878, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$554,377,226
Aggregate unrealized (depreciation) of investment securities	(6,717,137)

Net unrealized appreciation of investment securities	$547,660,089

Cost of investments for tax purposes is $1,483,786,273.
Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011
invesco.com/us           I-GPM-QTR-1    07/11      Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.29%

Australia—5.71%

BHP Billiton Ltd. -ADR(a)	80,127	$7,335,627

Newcrest Mining Ltd.	673,693	29,274,376

		36,610,003

Canada—65.30%
Agnico-Eagle Mines Ltd.	314,685	17,543,689

Alamos Gold Inc.	375,496	6,654,608

Aurizon Mines Ltd. (b)	3,229,344	19,053,130

Barrick Gold Corp.	632,909	30,107,481

Cameco Corp.	440,185	11,691,314

Centerra Gold Inc.	547,623	10,736,919

Detour Gold Corp. (b)	887,827	27,908,976

Eldorado Gold Corp.	1,368,415	23,563,725

Franco-Nevada Corp.	414,497	17,333,984

Goldcorp, Inc.	763,406	36,498,441

Harry Winston Diamond Corp. (b)	405,197	6,311,453

IAMGOLD Corp.	1,602,379	32,071,063

International Tower Hill Mines Ltd. (a)(b)	826,533	6,198,998

Kinross Gold Corp.	602,485	9,838,549

Minefinders Corp. Ltd. (a)(b)	1,580,667	23,093,545

New Gold Inc. (b)	1,180,009	12,759,859

Osisko Mining Corp. (b)	1,591,051	23,600,118

Pan American Silver Corp.	602,480	18,182,847

Queenston Mining, Inc. (b)	856,486	6,275,936

Silver Wheaton Corp.	915,777	33,041,234

Tahoe Resources Inc. (b)	680,383	13,923,885

Yamana Gold Inc.	2,470,638	32,068,881

		418,458,635

Peru—0.54%

Cia de Minas Buenaventura S.A. -ADR	85,058	3,482,274

South Africa—9.17%

Gold Fields Ltd. -ADR	1,069,552	16,674,316

Harmony Gold Mining Co. Ltd. -ADR	426,250	5,788,475

Impala Platinum Holdings Ltd.	454,193	11,580,916

Randgold Resources Ltd. -ADR	272,089	24,708,402

		58,752,109

United States—17.57%

Coeur d’Alene Mines Corp. (b)	128,081	3,495,331

Freeport-McMoRan Copper & Gold Inc.	497,525	26,348,924

iShares Gold Trust (b)	828,400	13,146,708

Newmont Mining Corp.	560,740	31,182,751

SPDR Gold Trust (b)	121,700	19,278,497

Stillwater Mining Co. (b)	1,250,069	19,126,056

		112,578,267
Total Common Stocks & Other Equity Interests (Cost $457,151,244)		629,881,288

Money Market Funds—1.62%

Liquid Assets Portfolio — Institutional Class (c)	5,186,863	5,186,863

Premier Portfolio — Institutional Class (c)	5,186,863	5,186,863

Total Money Market Funds (Cost $10,373,726)		10,373,726
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.91% (Cost $467,524,970)		640,255,014

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.15%

Liquid Assets Portfolio — Institutional Class (Cost $7,356,750)(c)(d)	7,356,750	7,356,750

TOTAL INVESTMENTS—101.06% (Cost $474,881,720)		647,611,764
OTHER ASSETS LESS LIABILITIES—(1.06)%		(6,805,561)
NET ASSETS—100.00%		$640,806,203

Investment Abbreviations:

ADR	—American Depositary Receipt
SPDR	—Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2011.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Gold & Precious Metals Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign
Invesco Gold & Precious Metals Fund

F. Foreign Currency Translations — (continued)
taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Gold & Precious Metals Fund

     During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$36,610,003	$—	$—	$36,610,003

Canada	418,458,635	—	—	418,458,635

Peru	3,482,274	—	—	3,482,274

South Africa	47,171,193	11,580,916	—	58,752,109

United States	130,308,743	—	—	130,308,743

	$636,030,848	$11,580,916	$—	$647,611,764

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $16,765,430 and $21,118,613, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$147,137,914

Aggregate unrealized (depreciation) of investment securities	(21,823,128)

Net unrealized appreciation of investment securities	$125,314,786

Cost of investments for tax purposes is $522,296,978.
Invesco Gold & Precious Metals Fund

Invesco Leisure Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	I-LEI-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.71%
Advertising—2.22%
Interpublic Group of Cos., Inc. (The)	601,304	$5,898,792
National CineMedia, Inc.	156,280	2,302,005

		8,200,797

Apparel Retail—1.44%
Abercrombie & Fitch Co. -Class A	72,868	5,328,108

Apparel, Accessories & Luxury Goods—2.72%
Coach, Inc.	71,915	4,642,832
Prada S.p.A. (Italy) (b)(c)	621,700	3,789,054
Prada S.p.A. (Italy) (c)	263,300	1,604,726

		10,036,612

Auto Parts & Equipment—1.84%
Johnson Controls, Inc.	184,417	6,814,208

Automobile Manufacturers—3.97%
Ford Motor Co. (c)	647,908	7,910,956
Honda Motor Co., Ltd. (Japan)	168,758	6,739,522

		14,650,478

Automotive Retail—2.14%
CarMax, Inc. (c)	246,798	7,890,132

Broadcasting—3.95%
CBS Corp. -Class B	243,494	6,664,431
Scripps Networks Interactive -Class A	171,110	7,929,237

		14,593,668

Cable & Satellite—9.68%
Comcast Corp. -Class A	595,020	14,292,381
DIRECTV -Class A (c)	309,066	15,663,465
Time Warner Cable Inc.	79,207	5,806,665

		35,762,511

Casinos & Gaming—7.70%
Las Vegas Sands Corp. (c)	197,228	9,305,217
MGM Resorts International (c)(d)	161,411	2,438,920
Penn National Gaming, Inc. (c)	398,601	16,713,340

		28,457,477

Computer Hardware—3.88%
Apple Inc. (c)	36,711	14,334,911

Consumer Finance—1.06%
EZCORP, Inc. -Class A (c)	117,236	3,901,614

Department Stores—5.39%
Kohl’s Corp.	154,379	8,446,075
Macy’s, Inc.	252,242	7,282,226
Nordstrom, Inc.	83,766	4,201,703

		19,930,004

Footwear—3.15%
Deckers Outdoor Corp. (c)	40,028	3,972,779
NIKE, Inc. -Class B	85,009	7,663,561

		11,636,340

Home Furnishings—1.49%
Mohawk Industries, Inc. (c)	106,063	5,518,458

Home Improvement Retail—2.65%
Home Depot, Inc. (The)	279,941	9,778,339

Homefurnishing Retail—1.09%
Bed Bath & Beyond Inc. (c)	69,012	4,036,512

Hotels, Resorts & Cruise Lines—3.79%
Choice Hotels International, Inc.	88,963	2,712,482
Hyatt Hotels Corp. -Class A (c)	155,965	6,049,882
Starwood Hotels & Resorts Worldwide, Inc.	95,125	5,228,070

		13,990,434

Hypermarkets & Super Centers—1.39%
Costco Wholesale Corp.	65,697	5,140,790

Internet Retail—6.20%
Amazon.com, Inc. (c)	61,957	13,786,672
Netflix, Inc. (c)	19,067	5,071,631
Priceline.com Inc. (c)	7,552	4,060,333

		22,918,636

Internet Software & Services—4.84%
Baidu, Inc. -ADR (China)(c)	74,992	11,778,994
Google, Inc. -Class A (c)	7,844	4,735,344
Yandex NV -Class A (Netherlands)(c)	39,578	1,384,043

		17,898,381

Motorcycle Manufacturers—1.50%
Harley-Davidson, Inc.	127,330	5,524,849

Movies & Entertainment—10.17%
News Corp. -Class A	239,600	3,838,392
Time Warner Inc.	192,430	6,765,839
Viacom Inc. -Class A (d)	121,958	6,657,687
Viacom Inc. -Class B	152,158	7,367,491
Walt Disney Co. (The)	334,763	12,928,547

		37,557,956

See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

	Shares	Value

Restaurants—8.47%
Buffalo Wild Wings Inc. (c)	59,585	$3,785,435
Chipotle Mexican Grill, Inc. (c)	15,689	5,092,336
Darden Restaurants, Inc.	162,267	8,243,163
P.F. Chang’s China Bistro, Inc. (d)	80,954	2,665,815
Starbucks Corp.	286,610	11,490,195

		31,276,944

Soft Drinks—0.97%
Hansen Natural Corp. (c)	46,588	3,569,573

Specialized Consumer Services—1.92%
Weight Watchers International, Inc.	92,117	7,110,511

Specialty Stores—2.00%
Tiffany & Co.	92,854	7,390,250

Systems Software—3.09%
Rovi Corp. (c)	215,658	11,423,404

Total Common Stocks & Other Equity Interests (Cost $278,306,285)		364,671,897

Money Market Funds—0.72%
Liquid Assets Portfolio — Institutional Class (e)	1,320,894	1,320,894
Premier Portfolio — Institutional Class (e)	1,320,893	1,320,893

Total Money Market Funds (Cost $2,641,787)		2,641,787

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.43% (Cost $280,948,072)		367,313,684

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.44%
Liquid Assets Portfolio — Institutional Class (Cost $9,022,770)(e)(f)	9,022,770	9,022,770

TOTAL INVESTMENTS—101.87% (Cost $289,970,842)		376,336,454

OTHER ASSETS LESS LIABILITIES—(1.87)%		(6,900,296)

NET ASSETS—100.00%		$369,436,158

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2011 represented 1.03% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	All or a portion of this security was out on loan at July 31, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Leisure Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized
Invesco Leisure Fund

F.	Foreign Currency Translations — (continued)
gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$369,596,932	$6,739,522	$—	$376,336,454

Invesco Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $69,525,633 and $85,042,824, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$89,825,333

Aggregate unrealized (depreciation) of investment securities	(3,691,292)

Net unrealized appreciation of investment securities	$86,134,041

Cost of investments for tax purposes is $290,202,413.
Invesco Leisure Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	I-TEC-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.56%
Application Software—8.47%
Autodesk, Inc. (b)	327,014	$11,249,282
Citrix Systems, Inc. (b)	309,427	22,291,121
NICE Systems Ltd. -ADR (Israel)(b)	293,821	10,495,286
Nuance Communications, Inc. (b)	422,570	8,455,626
Salesforce.com, Inc. (b)	40,940	5,924,427
TIBCO Software Inc. (b)	223,568	5,821,711

		64,237,453

Communications Equipment—8.05%
Acme Packet, Inc. (b)	96,766	5,701,453
Ciena Corp. (b)	301,339	4,658,701
F5 Networks, Inc. (b)	65,521	6,124,903
JDS Uniphase Corp. (b)	385,773	5,072,915
Polycom, Inc. (b)	247,908	6,700,953
QUALCOMM, Inc.	494,893	27,110,239
Sonus Networks, Inc. (b)	1,041,358	3,082,420
Sycamore Networks, Inc.	131,065	2,581,980

		61,033,564

Computer Hardware—9.69%
Apple Inc. (b)	174,300	68,060,664
Hewlett-Packard Co.	155,017	5,450,398

		73,511,062

Computer Storage & Peripherals—4.79%
EMC Corp. (b)	860,639	22,445,465
NetApp, Inc. (b)	173,163	8,228,706
SanDisk Corp. (b)	133,626	5,683,114

		36,357,285

Data Processing & Outsourced Services—7.82%
Alliance Data Systems Corp. (b)	83,865	8,247,284
Genpact Ltd. (Bermuda) (b)	411,849	6,795,509
MasterCard, Inc. -Class A	43,074	13,062,190
VeriFone Systems, Inc. (b)	142,308	5,602,666
Visa Inc. -Class A	100,552	8,601,218
Western Union Co.	271,188	5,263,759
Wright Express Corp. (b)	238,851	11,751,469

		59,324,095

Electronic Manufacturing Services—2.22%
Jabil Circuit, Inc.	479,917	8,787,280
TE Connectivity Ltd.	233,806	8,049,941

		16,837,221

Fertilizers & Agricultural Chemicals—1.27%
Monsanto Co.	130,723	9,605,526

Internet Retail—2.82%
Amazon.com, Inc. (b)	75,298	16,755,311
Netflix Inc. (b)	17,343	4,613,064

		21,368,375

Internet Software & Services—6.73%
Google Inc. —Class A (b)	46,517	28,081,848
Responsys, Inc. (b)	135,401	1,972,793
ValueClick, Inc. (b)	451,491	8,153,927
Velti PLC (Ireland) (b)	423,530	6,992,480
VeriSign, Inc.	185,792	5,798,568

		50,999,616

IT Consulting & Other Services—7.06%
Accenture PLC —Class A (Ireland)	277,060	16,385,328
Cognizant Technology Solutions Corp. —Class A (b)	361,131	25,232,223
International Business Machines Corp.	65,487	11,908,811

		53,526,362

Other Diversified Financial Services—0.60%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $25,801,962) (c)(d)	—	4,553,360

Research & Consulting Services—0.56%
Acacia Research (b)	99,504	4,270,712

Semiconductor Equipment—2.49%
Advanced Energy Industries, Inc. (b)	51,402	545,375
ASML Holding N.V. -New York Shares (Netherlands)	165,161	5,887,990
Cymer, Inc. (b)	126,387	5,564,819
Novellus Systems, Inc. (b)	222,720	6,913,229

		18,911,413

Semiconductors—17.24%
ARM Holdings PLC -ADR (United Kingdom)	53,751	1,547,491
Atmel Corp. (b)	1,065,565	12,893,337
Avago Technologies Ltd. (Singapore)	433,920	14,592,730
Broadcom Corp. -Class A (b)	335,391	12,432,944
Cirrus Logic, Inc. (b)	150,991	2,292,043
Cypress Semiconductor Corp. (b)	411,835	8,475,564
Intel Corp.	676,742	15,111,649
Lattice Semiconductor Corp. (b)	970,471	6,016,920
Marvell Technology Group Ltd.(b)	420,762	6,235,693
Micron Technology, Inc. (b)	794,340	5,854,286
Microsemi Corp. (b)	905,944	17,982,988
ON Semiconductor Corp. (b)	786,706	6,836,475
Semtech Corp. (b)	488,670	11,386,011
Skyworks Solutions, Inc. (b)	153,500	3,885,085
Xilinx, Inc.	161,417	5,181,486

		130,724,702

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

	Shares	Value

Systems Software—14.75%
Ariba Inc. (b)	365,073	$12,072,964
Check Point Software Technologies Ltd. (Israel) (b)	416,317	24,000,675
CommVault Systems, Inc. (b)	108,935	4,217,963
Microsoft Corp.	746,469	20,453,251
Oracle Corp.	599,301	18,326,625
Red Hat, Inc. (b)	249,703	10,507,502
Rovi Corp. (b)	306,050	16,211,468
Symantec Corp. (b)	316,345	6,029,536

		111,819,984

Total Common Stocks & Other Equity Interests (Cost $531,416,638)		717,080,730

Money Market Funds—4.52%
Liquid Assets Portfolio — Institutional Class (e)	17,154,272	17,154,272
Premier Portfolio — Institutional Class (e)	17,154,271	17,154,271

Total Money Market Funds (Cost $34,308,543)		34,308,543

TOTAL INVESTMENTS—99.08% (Cost $565,725,181)		751,389,273

OTHER ASSETS LESS LIABILITIES—0.92%		6,975,701

NET ASSETS—100.00%		$758,364,974

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of July 31, 2011 represented 0.60% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2011 represented 0.60% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Technology Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco Technology Fund

F.	Foreign Currency Translations —(continued)

of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$746,835,913	$—	$4,553,360	$751,389,273

Invesco Technology Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds from	Appreciation	Realized	Value	Dividend
	04/30/11	at Cost	Sales	(Depreciation)	Gain (Loss)	07/31/11	Income

BlueStream Ventures L.P.	$7,247,932	$—	$—	$(2,694,572)	$—	$4,553,360	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $76,617,047 and $84,765,173, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$235,293,645

Aggregate unrealized (depreciation) of investment securities	(33,644,512)

Net unrealized appreciation of investment securities	$201,649,133

Cost of investments for tax purposes is $549,740,140.
Invesco Technology Fund

Invesco U.S. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	MS-USMCV-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.01%(a)
Aerospace & Defense—3.06%
Goodrich Corp.	68,825	$6,548,010

Alternative Carriers—2.67%
TW Telecom, Inc. (b)	290,078	5,729,041

Asset Management & Custody Banks—2.26%
Northern Trust Corp.	107,889	4,844,756

Auto Parts & Equipment—0.80%
Visteon Corp. (b)	27,404	1,718,231

Computer Hardware—1.94%
Diebold, Inc.	137,826	4,167,858

Data Processing & Outsourced Services—2.91%
Fidelity National Information Services, Inc.	207,930	6,242,059

Diversified Banks—1.69%
Comerica, Inc.	113,207	3,626,020

Electric Utilities—4.79%
Edison International	170,966	6,508,675
Great Plains Energy, Inc.	185,751	3,746,598

		10,255,273

Electronic Manufacturing Services—1.34%
Flextronics International Ltd. (Singapore)(b)	444,268	2,865,529

Food Distributors—1.90%
Sysco Corp.	133,045	4,069,847

Food Retail—2.68%
Safeway, Inc.	284,220	5,732,717

Health Care Facilities—4.42%
Brookdale Senior Living Inc. (b)	220,534	4,717,222
HealthSouth Corp. (b)	194,690	4,750,436

		9,467,658

Heavy Electrical Equipment—1.85%
Babcock & Wilcox Co. (The) (b)	159,014	3,972,170

Home Furnishings—1.75%
Mohawk Industries, Inc. (b)	72,065	3,749,542

Household Appliances—1.53%
Whirlpool Corp.	47,370	3,279,425

Housewares & Specialties—2.77%
Newell Rubbermaid, Inc.	381,820	5,925,846

Industrial Machinery—2.77%
Snap-On, Inc.	104,242	5,927,200

Insurance Brokers—4.47%
Marsh & McLennan Cos., Inc.	160,328	4,728,073
Willis Group Holdings PLC (Ireland)	118,438	4,848,851

		9,576,924

Integrated Oil & Gas—1.54%
Murphy Oil Corp.	51,545	3,310,220

Investment Banking & Brokerage—1.95%
Charles Schwab Corp. (The)	279,929	4,179,340

Motorcycle Manufacturers—3.56%
Harley-Davidson, Inc. (c)	175,957	7,634,774

Multi-Utilities—3.84%
CenterPoint Energy, Inc.	228,745	4,478,827
Wisconsin Energy Corp.	122,258	3,747,208

		8,226,035

Office Electronics—2.86%
Zebra Technologies Corp. — Class A (b)	153,249	6,129,960

Office Services & Supplies—2.10%
Avery Dennison Corp.	142,968	4,510,640

Oil & Gas Exploration & Production—2.12%
Pioneer Natural Resources Co.	48,785	4,536,517

Oil & Gas Storage & Transportation—6.55%
El Paso Corp. (c)	426,620	8,767,041
Williams Cos., Inc. (The)	166,248	5,270,062

		14,037,103

Packaged Foods & Meats—2.96%
ConAgra Foods, Inc.	247,639	6,342,035

Paper Packaging—1.90%
Sonoco Products Co.	127,262	4,078,747

Personal Products—1.60%
Avon Products, Inc.	130,969	3,435,317

Property & Casualty Insurance—2.33%
ACE Ltd. (Switzerland)	74,485	4,989,005

Regional Banks—5.46%
BB&T Corp.	165,162	4,241,360

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

	Shares	Value
Regional Banks—(continued)
First Horizon National Corp.	49,882	$448,439
Wintrust Financial Corp.	138,311	4,727,470
Zions Bancorp.	103,940	2,276,286

		11,693,555

Restaurants—2.72%
Darden Restaurants, Inc.	114,592	5,821,274

Retail REIT’s—1.67%
Weingarten Realty Investors	139,300	3,582,796

Specialty Chemicals—5.18%
Valspar Corp. (The)	126,847	4,169,461
W.R. Grace & Co. (b)	137,424	6,931,666

		11,101,127

Specialty Stores—2.06%
Staples, Inc.	274,546	4,409,209

Trucking—1.01%
Swift Transportation Co. (b)	190,947	2,165,339

Total Common Stocks & Other Equity Interests (Cost $193,905,236)		207,881,099

Money Market Funds—5.70%
Liquid Assets Portfolio — Institutional Class (d)	6,101,289	6,101,289
Premier Portfolio — Institutional Class (d)	6,101,289	6,101,289

Total Money Market Funds (Cost $12,202,578)		12,202,578

TOTAL INVESTMENTS—102.71% (Cost $206,107,814)		220,083,677

OTHER ASSETS LESS LIABILITIES—(2.71)%		(5,799,451)

NET ASSETS—100.00%		$214,284,226

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1D and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Mid Cap Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written and Purchased — The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an
Invesco U.S. Mid Cap Value Fund

increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$220,083,677	$—	$—	$220,083,677

NOTE 3 — Derivative Investments
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	850	$117,377

Written	350	91,473

End of period	1,200	$208,850

Open Call Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

El Paso Corp.	Jan-12	$20	900	$179,157	$200,250	$(21,093)

Harley-Davidson, Inc.	Aug-11	45	300	29,693	21,000	8,693

				$208,850	$221,250	$(12,400)

NOTE 4 — Investment Securities
Invesco U.S. Mid Cap Value Fund

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $19,449,405 and $14,957,013, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,048,983

Aggregate unrealized (depreciation) of investment securities	(11,317,770)

Net unrealized appreciation of investment securities	$13,731,213

Cost of investments for tax purposes is $206,352,464.
Invesco U.S. Mid Cap Value Fund

Invesco Utilities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	I-UTI-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments(a)
July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks—97.37%
Electric Utilities—48.79%
American Electric Power Co., Inc.	454,227	$16,742,807
Duke Energy Corp.	526,505	9,792,993
E.ON AG (Germany)	223,618	6,176,137
Edison International	318,633	12,130,358
Entergy Corp.	201,455	13,457,194
Exelon Corp.	376,370	16,586,626
FirstEnergy Corp.	244,192	10,903,173
NextEra Energy, Inc.	69,285	3,827,996
Northeast Utilities	232,090	7,891,060
Pepco Holdings, Inc.	589,803	11,017,520
Pinnacle West Capital Corp.	79,570	3,369,790
Portland General Electric Co.	664,980	16,478,204
PPL Corp.	327,750	9,144,225
Progress Energy, Inc.	208,631	9,751,413
Southern Co.	450,065	17,795,570

		165,065,066

Gas Utilities—5.38%
AGL Resources Inc.	179,044	7,304,995
Atmos Energy Corp.	86,358	2,886,948
ONEOK, Inc.	61,036	4,442,810
UGI Corp.	117,965	3,574,340

		18,209,093

Independent Power Producers & Energy Traders—7.61%
Calpine Corp. (b)	534,887	8,691,914
Constellation Energy Group Inc.	166,652	6,471,097
NRG Energy, Inc. (b)	430,948	10,566,845

		25,729,856

Integrated Telecommunication Services—4.32%
AT&T Inc.	119,230	3,488,670
CenturyLink Inc.	97,652	3,623,866
Verizon Communications Inc.	212,739	7,507,559

		14,620,095

Multi-Utilities—29.10%
CMS Energy Corp.	168,165	3,218,678
Consolidated Edison, Inc.	67,028	3,525,673
Dominion Resources, Inc.	350,931	17,002,607
DTE Energy Co.	130,388	6,498,538
National Grid PLC (United Kingdom)	1,729,948	16,972,663
NiSource Inc.	228,678	4,603,288
PG&E Corp.	158,865	6,581,777
Public Service Enterprise Group Inc.	242,905	7,955,139
Sempra Energy	165,525	8,390,462
TECO Energy, Inc.	445,417	8,253,577
Xcel Energy, Inc.	644,035	15,456,840

		98,459,242

Oil & Gas Storage & Transportation—2.17%
Southern Union Co.	170,944	7,350,592

Total Common Stocks (Cost $289,513,611)		329,433,944

Money Market Funds—2.11%
Liquid Assets Portfolio — Institutional Class (c)	3,579,017	3,579,017
Premier Portfolio — Institutional Class (c)	3,579,016	3,579,016

Total Money Market Funds (Cost $7,158,033)		7,158,033

TOTAL INVESTMENTS—99.48% (Cost $296,671,644)		336,591,977

OTHER ASSETS LESS LIABILITIES—0.52%		1,754,698

NET ASSETS—100.00%		$338,346,675

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Utilities Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Utilities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$319,619,314	$16,972,663	$—	$336,591,977

Invesco Utilities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $19,116,239 and $12,047,445, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,810,912

Aggregate unrealized (depreciation) of investment securities	(4,307,638)

Net unrealized appreciation of investment securities	$39,503,274

Cost of investments for tax purposes is $297,088,703.
Invesco Utilities Fund

Invesco Van Kampen American Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-AMVA-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—96.62%(a)
Aerospace & Defense—2.98%
Goodrich Corp.	288,547	$27,452,361

Alternative Carriers—2.64%
TW Telecom, Inc. (b)	1,234,571	24,382,777

Asset Management & Custody Banks—2.23%
Northern Trust Corp.	458,072	20,569,723

Auto Parts & Equipment—0.79%
Visteon Corp. (b)	115,581	7,246,929

Computer Hardware—1.93%
Diebold, Inc.	588,220	17,787,773

Data Processing & Outsourced Services—2.86%
Fidelity National Information Services, Inc.	878,033	26,358,551

Diversified Banks—1.70%
Comerica, Inc.	488,541	15,647,968

Electric Utilities—4.81%
Edison International	738,534	28,115,990
Great Plains Energy, Inc.	804,908	16,234,994

		44,350,984

Electronic Manufacturing Services—1.31%
Flextronics International Ltd. (Singapore)(b)	1,873,411	12,083,501

Food Distributors—1.87%
Sysco Corp.	563,930	17,250,619

Food Retail—2.61%
Safeway, Inc.	1,193,031	24,063,435

Health Care Facilities—4.40%
Brookdale Senior Living Inc. (b)	951,645	20,355,686
HealthSouth Corp. (b)	830,379	20,261,248

		40,616,934

Heavy Electrical Equipment—1.83%
Babcock & Wilcox Co. (The) (b)	674,665	16,853,132

Home Furnishings—1.71%
Mohawk Industries, Inc. (b)	303,880	15,810,876

Household Appliances—1.52%
Whirlpool Corp.	202,503	14,019,283

Housewares & Specialties—2.78%
Newell Rubbermaid, Inc.	1,649,429	25,599,138

Industrial Machinery—2.72%
Snap-On, Inc.	440,801	25,063,945

Insurance Brokers—4.50%
Marsh & McLennan Cos., Inc.	692,965	20,435,538
Willis Group Holdings PLC (Ireland)	515,649	21,110,670

		41,546,208

Integrated Oil & Gas—1.51%
Murphy Oil Corp.	216,772	13,921,098

Investment Banking & Brokerage—1.97%
Charles Schwab Corp. (The)	1,219,168	18,202,178

Motorcycle Manufacturers—3.52%
Harley-Davidson, Inc. (c)	748,106	32,460,319

Multi-Utilities—3.83%
CenterPoint Energy, Inc.	991,212	19,407,931
Wisconsin Energy Corp.	519,660	15,927,579

		35,335,510

Office Electronics—2.88%
Zebra Technologies Corp. — Class A (b)	664,334	26,573,360

Office Services & Supplies—2.10%
Avery Dennison Corp.	613,699	19,362,203

Oil & Gas Exploration & Production—2.11%
Pioneer Natural Resources Co.	209,209	19,454,345

Oil & Gas Storage & Transportation—6.61%
El Paso Corp. (c)	1,734,503	35,644,037
Williams Cos., Inc. (The)	800,049	25,361,553

		61,005,590

Packaged Foods & Meats—2.97%
ConAgra Foods, Inc.	1,068,675	27,368,767

Paper Packaging—1.92%
Sonoco Products Co.	552,874	17,719,612

Personal Products—1.68%
Avon Products, Inc.	591,387	15,512,081

Property & Casualty Insurance—2.33%
ACE Ltd. (Switzerland)	320,802	21,487,318

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

	Shares	Value
Regional Banks—5.48%
BB&T Corp.	712,413	$18,294,766
First Horizon National Corp.	213,525	1,919,590
Wintrust Financial Corp.	598,713	20,464,010
Zions Bancorp.	448,549	9,823,223

		50,501,589

Restaurants—2.72%
Darden Restaurants, Inc.	493,086	25,048,769

Retail REIT’s—1.69%
Weingarten Realty Investors	607,700	15,630,044

Specialty Chemicals—5.09%
Valspar Corp. (The)	542,410	17,829,017
W.R. Grace & Co. (b)	576,846	29,096,112

		46,925,129

Specialty Stores—2.03%
Staples, Inc.	1,166,800	18,738,808

Trucking—0.99%
Swift Transportation Co. (b)	808,828	9,172,109

Total Common Stocks & Other Equity Interests (Cost $809,286,368)		891,122,966

Money Market Funds—3.58%
Liquid Assets Portfolio — Institutional Class (d)	16,529,787	16,529,787
Premier Portfolio — Institutional Class (d)	16,529,787	16,529,787

Total Money Market Funds (Cost $33,059,574)		33,059,574

TOTAL INVESTMENTS—100.20% (Cost $842,345,942)		924,182,540

OTHER ASSETS LESS LIABILITIES—(0.20)%		(1,865,147)

NET ASSETS—100.00%		$922,317,393

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1D and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen American Value Fund

A.	Security Valuations - (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written and Purchased — — The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge
Invesco Van Kampen American Value Fund

securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$924,182,540	$—	$—	$924,182,540

NOTE 3 — Derivative Investments
Open Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
El Paso Corp.	Jan-12	$20	3,000	$597,191	$667,500	$(70,309)

Harley-Davidson, Inc.	Aug-11	45	1,275	126,194	89,250	36,944

			4,275	$723,385	$756,750	$(33,365)

Invesco Van Kampen American Value Fund

Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received
Beginning of period	2,750	$379,741

Written	6,575	1,162,878

Closed	(3,700)	(631,269)

Expired	(1,350)	(187,965)

End of period	4,275	$723,385

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $57,978,844 and $41,311,909, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$127,726,463

Aggregate unrealized (depreciation) of investment securities	(46,486,493)

Net unrealized appreciation of investment securities	$81,239,970

Cost of investments for tax purposes is $842,942,570.
Invesco Van Kampen American Value Fund

Invesco Van Kampen Comstock Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-COM-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.46%(a)
Aerospace & Defense—2.11%
Honeywell International, Inc.	1,872,916	$99,451,840
Textron, Inc.	3,631,608	83,999,093

		183,450,933

Aluminum—1.36%
Alcoa, Inc.	8,001,288	117,858,972

Asset Management & Custody Banks—2.18%
Bank of New York Mellon Corp. (The)	5,937,664	149,094,743
State Street Corp.	965,380	40,034,309

		189,129,052

Automobile Manufacturers—1.23%
General Motors Co. (b)	3,865,511	106,997,345

Cable & Satellite—6.10%
Comcast Corp. -Class A	13,342,086	320,476,906
DIRECTV -Class A (b)	908,160	46,025,549
Time Warner Cable, Inc.	2,234,063	163,779,158

		530,281,613

Communications Equipment—0.85%
Cisco Systems, Inc.	4,638,841	74,082,291

Computer Hardware—3.29%
Dell, Inc. (b)	5,533,652	89,866,508
Hewlett-Packard Co.	5,565,097	195,668,811

		285,535,319

Data Processing & Outsourced Services—0.33%
Western Union Co.	1,476,556	28,659,952

Department Stores—0.40%
Macy’s, Inc.	1,211,955	34,989,141

Diversified Banks—2.14%
U.S. Bancorp	2,015,301	52,518,744
Wells Fargo & Co.	4,789,840	133,828,130

		186,346,874

Drug Retail—1.68%
CVS Caremark Corp.	4,014,041	145,910,390

Electric Utilities—2.58%
American Electric Power Co., Inc.	708,645	26,120,655
FirstEnergy Corp.	1,778,210	79,397,076
PPL Corp.	4,241,432	118,335,953

		223,853,684

Electrical Components & Equipment—0.74%
Emerson Electric Co.	1,305,584	64,091,119

General Merchandise Stores—0.69%
Target Corp.	1,166,331	60,054,383

Health Care Distributors—0.97%
Cardinal Health, Inc.	1,920,395	84,036,485

Home Improvement Retail—1.45%
Home Depot, Inc. (The)	1,564,816	54,659,023
Lowe’s Cos., Inc.	3,303,726	71,294,407

		125,953,430

Household Products—0.34%
Procter & Gamble Co. (The)	477,984	29,391,236

Hypermarkets & Super Centers—1.00%
Wal-Mart Stores, Inc.	1,648,799	86,908,195

Industrial Conglomerates—1.35%
General Electric Co.	6,572,606	117,715,373

Industrial Machinery—1.43%
Ingersoll-Rand PLC	3,314,182	124,016,690

Integrated Oil & Gas—6.54%
BP PLC -ADR (United Kingdom)	2,923,999	132,866,515
Chevron Corp.	1,867,410	194,247,988
Royal Dutch Shell PLC -ADR (United Kingdom)	2,398,284	176,417,771
Total S.A. -ADR (France)	1,193,262	64,519,676

		568,051,950

Integrated Telecommunication Services—2.63%
AT&T, Inc.	3,407,866	99,714,159
Verizon Communications, Inc.	3,654,393	128,963,529

		228,677,688

Internet Software & Services—3.55%
eBay, Inc. (b)	5,292,901	173,342,508
Yahoo! Inc. (b)	10,341,111	135,468,554

		308,811,062

Investment Banking & Brokerage—2.11%
Goldman Sachs Group, Inc. (The)	669,748	90,395,887
Morgan Stanley	4,157,515	92,504,709

		182,900,596

Life & Health Insurance—2.39%
Aflac, Inc.	714,789	32,923,181

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Comstock Fund

	Shares	Value

Life & Health Insurance—(continued)
MetLife, Inc.	2,763,258	113,873,862
Torchmark Corp.	1,508,368	60,922,984

		207,720,027

Managed Health Care—2.57%
UnitedHealth Group, Inc.	3,027,065	150,233,236
WellPoint, Inc.	1,086,348	73,382,807

		223,616,043

Movies & Entertainment—5.19%
News Corp. -Class B	7,435,764	122,690,106
Time Warner, Inc.	2,959,463	104,054,719
Viacom, Inc. -Class B	4,623,043	223,847,742

		450,592,567

Multi-Utilities—0.20%
Sempra Energy	334,995	16,980,897

Oil & Gas Drilling—0.53%
Noble Corp.	1,257,821	46,375,860

Oil & Gas Equipment & Services—4.81%
Halliburton Co.	4,714,140	258,004,882
Weatherford International Ltd. (b)	7,292,117	159,843,205

		417,848,087

Oil & Gas Exploration & Production—0.83%
Chesapeake Energy Corp.	2,095,592	71,983,585

Other Diversified Financial Services—6.81%
Bank of America Corp.	12,863,908	124,908,547
Citigroup, Inc.	5,699,538	218,520,287
JPMorgan Chase & Co.	6,126,877	247,832,174

		591,261,008

Packaged Foods & Meats—4.25%
Kraft Foods, Inc. -Class A	5,867,787	201,734,517
Unilever N.V. -New York Shares (Netherlands)	5,145,323	167,120,091

		368,854,608

Paper Products—3.04%
International Paper Co.	8,899,916	264,327,505

Personal Products—0.45%
Avon Products, Inc.	1,505,079	39,478,222

Pharmaceuticals—8.61%
Abbott Laboratories	732,590	37,596,519
Bristol-Myers Squibb Co.	6,392,210	183,200,739
GlaxoSmithKline PLC -ADR (United Kingdom)	2,311,221	102,664,437
Merck & Co., Inc.	4,037,507	137,800,114
Pfizer, Inc.	11,102,938	213,620,527
Roche Holding AG -ADR (Switzerland)	1,620,647	72,787,308

		747,669,644

Property & Casualty Insurance—3.33%
Allstate Corp. (The)	5,569,070	154,374,620
Chubb Corp. (The)	1,526,337	95,365,536
Travelers Cos., Inc. (The)	713,530	39,336,909

		289,077,065

Regional Banks—1.80%
Fifth Third Bancorp	3,615,218	45,732,508
PNC Financial Services Group, Inc.	2,035,920	110,530,097

		156,262,605

Semiconductor Equipment—0.30%
KLA-Tencor Corp.	648,864	25,837,765

Semiconductors—0.67%
Intel Corp.	2,593,972	57,923,395

Soft Drinks—1.43%
Coca-Cola Co. (The)	1,236,380	84,086,204
PepsiCo, Inc.	631,936	40,469,181

		124,555,385

Specialty Stores—0.85%
Staples, Inc.	4,583,084	73,604,329

Systems Software—2.32%
Microsoft Corp.	7,353,582	201,488,147

Wireless Telecommunication Services—1.03%
Vodafone Group PLC -ADR (United Kingdom)	3,185,609	89,515,613

Total Common Stocks & Other Equity Interests (Cost $8,338,137,272)		8,552,676,130

Money Market Funds—1.85%
Liquid Assets Portfolio — Institutional Class (c)	80,583,627	80,583,627
Premier Portfolio — Institutional Class (c)	80,583,627	80,583,627

Total Money Market Funds (Cost $161,167,254)		161,167,254

TOTAL INVESTMENTS—100.31% (Cost $8,499,304,526)		8,713,843,384

OTHER ASSETS LESS LIABILITIES—(0.31%)		(27,146,707)

NET ASSETS—100.00%		$8,686,696,677

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Comstock Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,641,056,076	$72,787,308	$—	$8,713,843,384

Invesco Van Kampen Comstock Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $445,067,337 and $643,964,471, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$993,156,220
Aggregate unrealized (depreciation) of investment securities	(791,766,759)

Net unrealized appreciation of investment securities	$201,389,461

Cost of investments for tax purposes is $8,512,453,923.
Invesco Van Kampen Comstock Fund

Invesco Van Kampen Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-MCG-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.65%(a)
Advertising—0.01%
Interpublic Group of Cos., Inc. (The)	2,193	$21,513

Aerospace & Defense—1.53%
BE Aerospace, Inc. (b)	649,265	25,840,747

Air Freight & Logistics—0.54%
UTI Worldwide, Inc.	567,369	9,174,357

Apparel Retail—1.57%
Abercrombie & Fitch Co. -Class A	361,489	26,432,076

Apparel, Accessories & Luxury Goods—2.56%
Coach, Inc.	669,601	43,229,441

Application Software—2.45%
Citrix Systems, Inc. (b)	281,504	20,279,548
Salesforce.com, Inc. (b)	120,466	17,432,635
TIBCO Software Inc. (b)	142,468	3,709,867

		41,422,050

Asset Management & Custody Banks—1.85%
Affiliated Managers Group, Inc. (b)	299,512	31,248,087

Auto Parts & Equipment—3.13%
BorgWarner, Inc. (b)	315,372	25,109,918
Gentex Corp.	979,055	27,746,419

		52,856,337

Biotechnology—1.14%
United Therapeutics Corp. (b)	334,474	19,192,118

Broadcasting—1.58%
Discovery Communications, Inc. -Class A (b)	669,737	26,655,533

Communications Equipment—3.64%
Acme Packet, Inc. (b)	160,472	9,455,010
F5 Networks, Inc. (b)	303,465	28,367,908
Riverbed Technology, Inc. (b)	492,522	14,100,905
Sycamore Networks, Inc.	483,057	9,516,223

		61,440,046

Computer Storage & Peripherals—1.89%
NetApp, Inc. (b)	671,697	31,919,041

Construction & Engineering—1.22%
Foster Wheeler AG (Switzerland)(b)	757,913	20,539,442

Construction & Farm Machinery & Heavy Trucks—4.16%
AGCO Corp. (b)	507,340	24,058,063

Navistar International Corp. (b)	600,016	30,786,821
Terex Corp. (b)	692,083	15,371,163

		70,216,047

Consumer Finance—1.41%
Discover Financial Services	928,431	23,777,118

Department Stores—2.19%
Nordstrom, Inc.	736,317	36,933,661

Electrical Components & Equipment—1.26%
Cooper Industries PLC -Class A (Ireland)	406,026	21,239,220

Electronic Components—1.41%
Amphenol Corp. -Class A	486,659	23,792,758

Fertilizers & Agricultural Chemicals—1.21%
Intrepid Potash, Inc. (b)	612,819	20,376,232

Footwear—1.74%
Crocs, Inc. (b)	935,188	29,299,440

Health Care Equipment—1.16%
CareFusion Corp. (b)	744,953	19,659,310

Health Care Facilities—2.76%
Brookdale Senior Living, Inc. (b)	690,253	14,764,512
Universal Health Services, Inc. -Class B	640,611	31,799,930

		46,564,442

Health Care Services—3.01%
DaVita, Inc. (b)	328,692	27,458,930
Quest Diagnostics, Inc.	430,733	23,263,889

		50,722,819

Health Care Technology—1.15%
Allscripts Healthcare Solutions, Inc. (b)	1,069,960	19,419,774

Hotels, Resorts & Cruise Lines—2.57%
Starwood Hotels & Resorts Worldwide, Inc.	790,724	43,458,191

Human Resource & Employment Services—1.27%
Robert Half International, Inc.	783,868	21,462,306

Industrial Gases—1.73%
Airgas, Inc.	425,477	29,230,270

Industrial Machinery—2.83%
Flowserve Corp.	215,247	21,391,247
Gardner Denver, Inc.	310,121	26,450,220

		47,841,467

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

	Shares	Value

Internet Retail—1.16%
Netflix Inc. (b)	37,459	$9,963,719
Priceline.com Inc. (b)	17,744	9,540,062

		19,503,781

IT Consulting & Other Services-3.17%
Cognizant Technology Solutions Corp. -Class A (b)	425,901	29,757,703
Teradata Corp. (b)	431,566	23,718,867

		53,476,570

Managed Health Care—1.91%
Aetna, Inc.	775,409	32,171,719

Movies & Entertainment—1.12%
Cinemark Holdings, Inc.	969,799	18,901,383

Oil & Gas Drilling—1.03%
Patterson-UTI Energy, Inc.	536,889	17,464,999

Oil & Gas Equipment & Services—5.63%
Cameron International Corp. (b)	571,615	31,976,143
Complete Production Services, Inc. (b)	378,890	14,731,243
Oil States International, Inc. (b)	306,020	24,695,814
Superior Energy Services, Inc. (b)	569,856	23,643,326

		95,046,526

Oil & Gas Exploration & Production—4.71%
Pioneer Natural Resources Co.	339,572	31,576,800
Plains Exploration & Production Co. (b)	637,077	24,852,374
Whiting Petroleum Corp. (b)	395,351	23,167,569

		79,596,743

Packaged Foods & Meats—0.77%
Green Mountain Coffee Roasters, Inc. (b)	124,523	12,944,166

Pharmaceuticals—1.97%
Hospira, Inc. (b)	650,470	33,252,026

Railroads—1.62%
Kansas City Southern (b)	461,826	27,409,373

Real Estate Services—1.19%
Jones Lang LaSalle, Inc.	236,059	20,093,342

Restaurants—1.21%
Dunkin’ Brands Group, Inc. (b)	42,993	1,243,787
Panera Bread Co. -Class A (b)	166,912	19,246,623

		20,490,410

Semiconductor Equipment—0.48%
Lam Research Corp. (b)	199,958	8,174,283

Semiconductors—3.40%
Altera Corp.	726,369	29,693,965
Avago Technologies Ltd. (Singapore)	547,716	18,419,689
Cavium, Inc. (b)	267,955	9,241,768

		57,355,422

Specialized Finance—1.71%
Moody’s Corp.	812,275	28,925,113

Specialty Chemicals—2.59%
Albemarle Corp.	389,004	25,899,886
LyondellBasell Industries N.V. -Class A (Netherlands)	453,159	17,881,654

		43,781,540

Specialty Stores—3.17%
Dick’s Sporting Goods, Inc. (b)	674,966	24,973,742
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	452,937	28,548,619

		53,522,361

Systems Software—1.04%
Check Point Software Technologies Ltd. (Israel) (b)	305,122	17,590,283

Trucking—2.72%
Hertz Global Holdings, Inc. (b)	1,596,732	22,466,019
J.B. Hunt Transport Services, Inc.	518,997	23,479,425

		45,945,444

Wireless Telecommunication Services—4.08%
NII Holdings, Inc. (b)	997,521	42,245,014
SBA Communications Corp. -Class A (b)	696,368	26,580,367

		68,825,381

Total Common Stocks & Other Equity Interests (Cost $1,554,647,986)		1,648,434,708

Money Market Funds—3.16%
Liquid Assets Portfolio — Institutional Class (c)	26,675,759	26,675,759
Premier Portfolio — Institutional Class (c)	26,675,759	26,675,759

Total Money Market Funds (Cost $53,351,518)		53,351,518

TOTAL INVESTMENTS—100.81% (Cost $1,607,999,504)		1,701,786,226

OTHER ASSETS LESS LIABILITIES—(0.81)%		(13,614,917)

NET ASSETS—100.00%		$1,688,171,309

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Mid Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen Mid Cap Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,701,786,226	$—	$—	$1,701,786,226

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $385,630,749 and $458,467,638, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Van Kampen Mid Cap Growth Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$169,191,645
Aggregate unrealized (depreciation) of investment securities	(77,622,551)

Net unrealized appreciation of investment securities	$91,569,094

Cost of investments for tax purposes is $1,610,217,132.
Invesco Van Kampen Mid Cap Growth Fund

Invesco Van Kampen Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-SCV-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.51%(a)
Aerospace & Defense—4.69%
AAR Corp.	1,812,498	$53,178,691
AerCap Holdings N.V. (Netherlands)(b)	5,168,177	63,671,941

		116,850,632

Air Freight & Logistics—2.33%
Forward Air Corp.	771,100	24,027,476
UTI Worldwide, Inc.	2,096,900	33,906,873

		57,934,349

Apparel, Accessories & Luxury Goods—5.60%
Jones Group, Inc. (The)	2,657,600	34,389,344
Liz Claiborne, Inc. (b)(c)	11,480,500	73,475,200
Maidenform Brands, Inc. (b)(c)	1,226,625	31,708,256

		139,572,800

Asset Management & Custody Banks—2.21%
Federated Investors, Inc. -Class B	1,437,200	30,712,964
Janus Capital Group, Inc.	2,878,000	24,290,320

		55,003,284

Building Products—1.06%
A.O. Smith Corp.	638,600	26,482,742

Commodity Chemicals—0.47%
Calgon Carbon Corp. (b)	788,900	11,746,721

Computer Storage & Peripherals—1.16%
Synaptics, Inc. (b)	1,174,200	28,850,094

Construction & Engineering—1.59%
Insituform Technologies, Inc. -Class A (b)	1,260,500	25,273,025
Orion Marine Group, Inc. (b)(c)	1,642,992	14,277,600

		39,550,625

Construction & Farm Machinery & Heavy Trucks—4.25%
Terex Corp. (b)	1,543,600	34,283,356
WABCO Holdings, Inc. (b)	1,134,800	71,549,140

		105,832,496

Construction Materials—0.93%
Eagle Materials, Inc.	927,800	23,055,830

Consumer Electronics—2.39%
Harman International Industries, Inc.	1,431,400	59,546,240

Data Processing & Outsourced Services—5.36%
Alliance Data Systems Corp. (b)	579,700	57,007,698
Euronet Worldwide, Inc. (b)	2,521,900	43,275,804
Heartland Payment Systems, Inc.	1,581,546	33,275,728

		133,559,230

Education Services—0.74%
Grand Canyon Education, Inc. (b)	1,202,472	18,506,044

Electronic Components—1.71%
Rogers Corp. (b)(c)	879,164	42,621,871

Electrical Components & Equipment—3.34%
Belden, Inc.	2,257,129	83,175,204

Electronic Equipment & Instruments—0.94%
Checkpoint Systems, Inc. (b)	1,483,647	23,293,258

Electronic Manufacturing Services—5.83%
Jabil Circuit, Inc.	3,920,100	71,777,031
Methode Electronics, Inc. (c)	2,560,881	27,094,121
Sanmina- SCI Corp. (b)(c)	4,062,200	46,309,080

		145,180,232

Gas Utilities—0.93%
UGI Corp.	763,600	23,137,080

Health Care Facilities—2.43%
Select Medical Holdings Corp. (b)	4,454,289	34,966,169
VCA Antech, Inc. (b)	1,305,800	25,515,332

		60,481,501

Health Care Services—0.84%
AMN Healthcare Services, Inc. (b)(c)	2,585,167	20,836,446

Health Care Supplies—1.78%
Cooper Cos., Inc. (The)	579,665	44,338,576

Home Entertainment Software—0.70%
THQ, Inc. (b)(c)	6,590,625	17,564,016

Homebuilding—2.01%
Pulte Group, Inc. (b)	3,003,434	20,633,591
Ryland Group, Inc. (The)	2,000,253	29,463,727

		50,097,318

Industrial Machinery—1.39%
Snap-On, Inc.	609,100	34,633,426

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

	Shares	Value

Investment Banking & Brokerage—0.70%
FBR Capital Markets Corp. (b)(c)	5,981,300	$17,405,583

IT Consulting & Other Services—2.63%
Acxiom Corp. (b)	2,615,531	35,937,396
Ciber, Inc. (b)	636,931	3,197,393
MAXIMUS, Inc.	685,830	26,493,613

		65,628,402

Life & Health Insurance—1.60%
CNO Financial Group, Inc. (b)	5,428,088	39,896,447

Life Sciences Tools & Services—0.47%
Bio-Rad Laboratories, Inc. -Class A (b)	106,531	11,611,879

Managed Health Care—0.31%
Triple-S Management Corp. -Class B (Puerto Rico) (b)	354,500	7,646,565

Office Services & Supplies—3.09%
ACCO Brands Corp. (b)(c)	5,618,113	48,147,229
Interface, Inc. -Class A	1,797,262	28,792,137

		76,939,366

Oil & Gas Equipment & Services—2.56%
Superior Energy Services, Inc. (b)	1,539,880	63,889,621

Oil & Gas Exploration & Production—1.26%
Goodrich Petroleum Corp. (b)	1,582,100	31,373,043

Paper Packaging—1.59%
Sealed Air Corp.	1,834,900	39,505,397

Property & Casualty Insurance—3.97%
AmTrust Financial Services, Inc.	2,372,884	55,098,366
Argo Group International Holdings Ltd. (Bermuda)	955,000	28,077,000
Employers Holdings, Inc.	1,054,502	15,669,900

		98,845,266

Real Estate Development—0.27%
Forestar Group, Inc. (b)	420,151	6,848,461

Regional Banks—3.48%
TCF Financial Corp.	2,909,600	37,010,112
Zions Bancorp.	2,265,000	49,603,500

		86,613,612

Reinsurance—5.62%
Alterra Capital Holdings Ltd.	1,042,540	22,716,947
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,075,500	36,943,425
Reinsurance Group of America, Inc.	418,000	24,331,780
Transatlantic Holdings, Inc.	1,092,800	55,962,288

		139,954,440

Research & Consulting Services—2.31%
Resources Connection, Inc. (c)	2,542,614	33,104,834
Stantec, Inc. (Canada) (b)	857,906	24,493,216

		57,598,050

Restaurants—3.10%
Denny’s Corp. (b)(c)	8,128,450	30,969,395
Sonic Corp. (b)(c)	4,326,422	46,292,715

		77,262,110

Semiconductor Equipment—2.12%
Brooks Automation, Inc. (b)	2,035,026	19,353,097
Novellus Systems, Inc. (b)	1,079,700	33,513,888

		52,866,985

Semiconductors—1.47%
Microsemi Corp. (b)	1,850,000	36,722,500

Specialized Consumer Services—4.24%
H&R Block, Inc.	2,958,000	44,251,680
Weight Watchers International, Inc.	795,300	61,389,207

		105,640,887

Specialty Chemicals—1.31%
A. Schulman, Inc.	280,353	6,209,819
Zep, Inc. (c)	1,410,228	26,441,775

		32,651,594

Technology Distributors—0.69%
ScanSource, Inc. (b)	463,571	17,128,948

Trading Companies & Distributors—1.04%
Watsco, Inc.	438,600	25,956,348

Total Common Stocks & Other Equity Interests (Cost $2,046,004,891)		2,453,835,519

Money Market Funds—2.34%
Liquid Assets Portfolio — Institutional Class (d)	29,119,444	29,119,444
Premier Portfolio — Institutional Class (d)	29,119,444	29,119,444

Total Money Market Funds (Cost $58,238,888)		58,238,888

TOTAL INVESTMENTS—100.85% (Cost $2,104,243,779)		2,512,074,407

OTHER ASSETS LESS LIABILITIES—(0.85)%		(21,247,194)

NET ASSETS—100.00%		$2,490,827,213

Notes to Schedule of Investments:
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2011 was $476,248,121, which represented 19.12% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Small Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,512,074,407	$—	$—	$2,512,074,407

Invesco Van Kampen Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. On May 23, 2011, the Fund acquired all of the assets and liabilities of Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco U.S Small Cap Value Fund and Invesco U.S. Small/Mid Cap Value Fund. The amount transferred into each affiliated holding is included in Purchases at Cost. The following is a summary of the investments in affiliates for the three months ended July 31, 2011.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	04/30/11	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/11	Income

ACCO Brands Corp.	$28,735,007	$26,142,499	$—	$(6,730,277)	$—	$48,147,229	$—
AMN Healthcare Services, Inc.	8,025,382	13,967,943	—	(1,156,879)	—	20,836,446	—
Denny’s Corp.	17,525,364	15,914,966	—	(2,470,935)	—	30,969,395	—
FBR Capital Markets Corp.	10,036,800	11,555,375	—	(4,186,592)	—	17,405,583	—
Liz Claiborne, Inc.	36,954,379	35,648,692	—	872,129	—	73,475,200	—
Maidenform Brands, Inc.	22,488,351	20,968,691	3,916,461	(7,832,325)	504,156	31,708,256	—
Methode Electronics, Inc.	16,222,154	15,618,657	—	(4,746,690)	—	27,094,121	179,262
Orion Marine Group, Inc.	9,046,745	8,022,885	—	(2,792,030)	—	14,277,600	—
Resources Connection, Inc.	14,303,646	22,337,832	—	(3,536,644)	—	33,104,834	84,025
Rogers Corp.	19,059,299	17,674,683	—	5,887,889	—	42,621,871	—
Sanmina- SCI Corp.	19,325,108	27,510,487	—	(526,515)	—	46,309,080	—
Sonic Corp.	25,807,593	23,025,110	—	(2,539,988)	—	46,292,715	—
THQ, Inc.	—	24,631,074	—	(7,067,058)	—	17,564,016	—
Zep, Inc.	14,280,229	12,671,847	—	(510,301)	—	26,441,775	56,409

Total	$241,810,057	$275,690,741	$3,916,461	$(37,336,216)	$504,156	$476,248,121	$319,696

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $160,494,159 and $125,607,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$475,014,516
Aggregate unrealized (depreciation) of investment securities	(70,548,077)

Net unrealized appreciation of investment securities	$404,466,439

Cost of investments for tax purposes is $2,107,607,968.
Invesco Van Kampen Small Cap Value Fund

Invesco Van Kampen Value
Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2011

invesco.com/us	VK-VOPP-QTR-1 07/11	Invesco Advisers, Inc.

Schedule of Investments
July 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.08%(a)
Advertising—5.81%
Omnicom Group, Inc.	1,285,991	$60,338,698

Aerospace & Defense—1.67%
Honeywell International, Inc.	326,047	17,313,096

Asset Management & Custody Banks—1.99%
Bank of New York Mellon Corp. (The)	821,557	20,629,296

Automobile Manufacturers—1.97%
Renault S.A. (France)	384,155	20,417,407

Brewers—3.74%
Molson Coors Brewing Co. -Class B	860,364	38,759,398

Cable & Satellite—6.65%
Comcast Corp. -Class A	884,926	21,255,923
Time Warner Cable, Inc.	651,568	47,766,450

		69,022,373

Computer Hardware—6.50%
Apple Inc. (b)	56,234	21,958,252
Dell Inc. (b)	842,875	13,688,290
Hewlett-Packard Co.	905,601	31,840,931

		67,487,473

Data Processing & Outsourced Services—1.07%
Western Union Co.	570,273	11,068,999

Department Stores—3.20%
Macy’s, Inc.	1,151,865	33,254,342

Diversified Banks—5.72%
Comerica, Inc.	379,610	12,158,908
U.S. Bancorp	646,950	16,859,517
Wells Fargo & Co.	1,084,128	30,290,537

		59,308,962

General Merchandise Stores—1.91%
Target Corp.	385,733	19,861,392

Homebuilding—0.68%
Ryland Group, Inc. (The)	479,118	7,057,408

Household Products—2.72%
Procter & Gamble Co. (The)	459,256	28,239,651

Hypermarkets & Super Centers—3.47%
Wal-Mart Stores, Inc.	683,086	36,005,463

Industrial Conglomerates—1.62%
General Electric Co.	939,654	16,829,203

Integrated Oil & Gas—13.11%
Chevron Corp.	411,120	42,764,702
Exxon Mobil Corp.	278,371	22,211,222
Petroleo Brasileiro S.A. -ADR (Brazil)	657,885	22,348,354
Royal Dutch Shell PLC -ADR (United Kingdom)	661,436	48,655,232

		135,979,510

Investment Banking & Brokerage—3.19%
Goldman Sachs Group, Inc. (The)	107,868	14,558,944
Morgan Stanley	831,302	18,496,469

		33,055,413

Life & Health Insurance—1.77%
MetLife, Inc.	444,798	18,330,126

Managed Health Care—2.01%
UnitedHealth Group, Inc.	421,097	20,899,044

Oil & Gas Drilling—1.09%
Noble Corp.	305,771	11,273,777

Other Diversified Financial Services—8.09%
Bank of America Corp.	2,326,475	22,590,072
Citigroup, Inc.	379,241	14,540,100
JPMorgan Chase & Co.	1,156,641	46,786,129

		83,916,301

Pharmaceuticals—4.30%
Bristol-Myers Squibb Co.	637,036	18,257,452
Pfizer, Inc.	1,369,391	26,347,083

		44,604,535

Property & Casualty Insurance—13.12%
Allied World Assurance Co. Holdings AG (Switzerland)	311,462	16,959,106
Allstate Corp. (The)	724,665	20,087,714
Aspen Insurance Holdings Ltd.	967,969	25,070,397
Chubb Corp. (The)	912,174	56,992,632
Travelers Cos., Inc. (The)	309,718	17,074,753

		136,184,602

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Steel—1.55%
POSCO -ADR (South Korea)	146,746	16,112,711

Wireless Telecommunication Services—2.13%
Vodafone Group PLC -ADR (United Kingdom)	785,492	22,072,326

Total Common Stocks & Other Equity Interests (Cost $879,979,287)		1,028,021,506

Money Market Funds—0.98%
Liquid Assets Portfolio — Institutional Class (c)	5,087,236	$5,087,236
Premier Portfolio — Institutional Class (c)	5,087,236	5,087,236

Total Money Market Funds (Cost $10,174,472)		10,174,472

TOTAL INVESTMENTS—100.06% (Cost $890,153,759)		1,038,195,978

OTHER ASSETS LESS LIABILITIES—(0.06)%		(654,983)

NET ASSETS—100.00%		$1,037,540,995

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent
Invesco Van Kampen Value Opportunities Fund

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen Value Opportunities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended July 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,038,195,978	$—	$—	$1,038,195,978

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2011 was $42,651,505 and $14,797,567, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$187,386,801
Aggregate unrealized (depreciation) of investment securities	(39,355,456)

Net unrealized appreciation of investment securities	$148,031,345

Cost of investments for tax purposes is $890,164,633.
Invesco Van Kampen Value Opportunities Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer Date

Date:	September 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.